INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and group's effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
PRC Statutory income tax rate	(25.00%)	(25.00%)	(25.00%)
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	2.90%	1.80%	6.10%
Preferential tax rate	7.30%	(3.20%)	6.50%
Research and development expenses additional deduction	(6.80%)	(3.70%)	(15.50%)
Non-deductible share-based compensation expenses	1.30%	20.90%
Non-taxable income	(0.10%)	(0.50%)
Impairment of goodwill	8.70%
Other non-deductible expenses	2.80%	2.40%	0.50%
Change in valuation allowance	9.20%	6.70%	29.20%
Effective income tax rate	0.30%	(0.60%)	1.80%